Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 5.2%
Ambev SA	4,205,499	$11,945,133
Atacadao SA	559,034	1,043,513
B3 SA - Brasil, Bolsa, Balcao	5,220,413	13,706,247
Banco Bradesco SA	1,421,089	3,717,078
Banco BTG Pactual SA	1,062,096	5,505,908
Banco do Brasil SA	780,025	6,860,370
Banco Santander Brasil SA	328,385	1,851,223
BB Seguridade Participacoes SA	620,195	3,781,095
CCR SA	936,614	2,505,244
Centrais Eletricas Brasileiras SA	1,068,324	7,433,394
Cia. de Saneamento Basico do Estado de Sao Paulo	306,125	3,170,889
Cia. Siderurgica Nacional SA	607,418	1,454,700
Cosan SA	1,107,280	3,273,845
CPFL Energia SA	210,976	1,259,211
Energisa SA	184,039	1,597,595
Eneva SA(a)	740,172	1,670,504
Engie Brasil Energia SA	176,172	1,459,506
Equatorial Energia SA	924,643	5,130,527
Equatorial Energia SA	11,583	64,270
Hapvida Participacoes e Investimentos SA(a)(b)	4,701,313	3,697,443
Hypera SA	375,170	3,018,635
JBS SA	680,586	2,253,729
Klabin SA	679,084	2,808,267
Localiza Rent a Car SA	667,856	8,167,029
Localiza Rent a Car SA(a)	2,549	30,900
Lojas Renner SA	864,915	3,315,908
Magazine Luiza SA(a)	2,758,719	2,066,334
Natura & Co. Holding SA	816,527	2,235,539
Petro Rio SA(a)	670,808	4,520,711
Petroleo Brasileiro SA	3,354,164	19,311,913
Raia Drogasil SA	1,114,475	6,223,381
Rede D’Or Sao Luiz SA(b)	519,698	2,970,698
Rumo SA	1,160,507	4,762,532
Sendas Distribuidora SA	1,113,612	2,359,673
Suzano SA	699,481	6,174,040
Telefonica Brasil SA	378,946	2,987,767
Tim SA	704,154	1,937,593
TOTVS SA	476,948	2,703,768
Ultrapar Participacoes SA	664,612	2,217,862
Vale SA	3,045,566	38,305,948
Vibra Energia SA	1,057,400	3,353,550
WEG SA	1,503,550	11,146,298
XP Inc.(a)	1	18
		213,999,788
Chile — 0.5%
Banco de Chile	40,757,920	4,121,053
Banco de Credito e Inversiones SA	52,492	1,542,996
Banco Santander Chile	59,417,513	2,582,079
Cencosud SA	1,123,265	2,121,710
Cia. Cervecerias Unidas SA	124,684	915,883
Cia. Sud Americana de Vapores SA	14,142,834	1,039,928
Empresas CMPC SA	1,031,303	1,763,390
Empresas COPEC SA	352,017	2,542,329
Enel Americas SA	19,228,328	2,479,252
Enel Chile SA	25,016,239	1,374,340
Falabella SA	714,619	1,574,799
		22,057,759
Security	Shares	Value

Colombia — 0.1%
Bancolombia SA	231,902	$1,448,736
Interconexion Electrica SA ESP	407,003	1,609,720
		3,058,456
Czech Republic — 0.2%
CEZ AS(c)	145,981	6,567,410
Komercni Banka AS	68,514	2,042,538
Moneta Money Bank AS(b)	271,571	969,077
		9,579,025
Egypt — 0.1%
Commercial International Bank Egypt SAE	1,773,810	2,998,995
Eastern Co. SAE	790,715	487,797
Egyptian Financial Group-Hermes Holding Co.(a)	657,691	403,178
		3,889,970
Greece — 0.6%
Alpha Services and Holdings SA(a)	2,086,613	3,094,725
Eurobank Ergasias Services and Holdings SA, Class A(a)	2,261,565	3,535,137
Hellenic Telecommunications Organization SA	173,367	2,655,611
JUMBO SA	95,211	2,209,598
Motor Oil Hellas Corinth Refineries SA	54,503	1,407,883
Mytilineos SA	92,202	2,904,185
National Bank of Greece SA(a)	488,062	3,028,314
OPAP SA	163,166	2,786,092
Public Power Corp. SA(a)	173,856	1,840,503
Terna Energy SA	47,289	1,020,441
		24,482,489
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	397,563	3,236,780
OTP Bank Nyrt	209,978	6,546,387
Richter Gedeon Nyrt	125,680	3,171,169
		12,954,336
India — 20.4%
ABB India Ltd.	50,649	2,523,803
ACC Ltd.	62,450	1,340,308
Adani Enterprises Ltd.	153,861	4,631,310
Adani Green Energy Ltd.(a)	290,956	3,427,783
Adani Ports & Special Economic Zone Ltd.	485,931	4,333,124
Adani Power Ltd.(a)	660,026	1,988,227
Ambuja Cements Ltd.(a)	548,266	2,801,942
Apollo Hospitals Enterprise Ltd.	92,475	5,160,813
Asian Paints Ltd.	345,181	13,298,968
AU Small Finance Bank Ltd.(b)	153,662	1,440,686
Aurobindo Pharma Ltd.	237,212	1,887,139
Avenue Supermarts Ltd.(a)(b)	146,002	6,114,262
Axis Bank Ltd.	1,696,345	18,720,624
Bajaj Auto Ltd.	63,085	3,478,598
Bajaj Finance Ltd.	244,649	20,632,277
Bajaj Finserv Ltd.	349,968	6,127,295
Bajaj Holdings & Investment Ltd.	24,978	2,191,825
Balkrishna Industries Ltd.	73,187	2,009,964
Bandhan Bank Ltd.(a)(b)	613,310	1,982,858
Bank of Baroda	952,450	2,124,882
Berger Paints India Ltd.	222,664	1,748,102
Bharat Electronics Ltd.	3,361,862	4,552,759
Bharat Forge Ltd.	246,623	2,354,716
Bharat Petroleum Corp. Ltd.	705,124	3,096,097
Bharti Airtel Ltd.	2,008,285	20,614,119
Britannia Industries Ltd.	98,207	5,526,261
CG Power and Industrial Solutions Ltd.	529,333	2,511,506

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Cholamandalam Investment and Finance Co. Ltd.	377,544	$4,790,070
Cipla Ltd.	453,249	5,218,110
Coal India Ltd.	1,418,803	4,132,408
Colgate-Palmolive India Ltd.	113,292	2,177,520
Container Corp. of India Ltd.	252,409	2,044,786
Dabur India Ltd.	577,288	3,871,542
Divi’s Laboratories Ltd.	109,248	4,543,735
DLF Ltd.	565,788	3,243,118
Dr. Reddy’s Laboratories Ltd.	98,276	5,356,355
Eicher Motors Ltd.	124,194	5,506,267
GAIL India Ltd.	2,119,271	2,682,742
Godrej Consumer Products Ltd.(a)	372,219	4,757,836
Godrej Properties Ltd.(a)	116,003	1,946,908
Grasim Industries Ltd.	243,661	5,051,962
Havells India Ltd.	230,657	3,641,437
HCL Technologies Ltd.	850,751	11,753,328
HDFC Life Insurance Co. Ltd.(b)	885,508	6,327,877
Hero MotoCorp Ltd.	101,145	3,370,580
Hindalco Industries Ltd.	1,110,847	5,438,962
Hindustan Aeronautics Ltd.	65,118	2,453,420
Hindustan Petroleum Corp. Ltd.	532,707	1,679,036
Hindustan Unilever Ltd.	736,939	23,748,851
Housing Development Finance Corp. Ltd.	1,557,469	49,629,941
ICICI Bank Ltd.	4,550,811	52,041,467
ICICI Lombard General Insurance Co. Ltd.(b)	201,015	2,867,649
ICICI Prudential Life Insurance Co. Ltd.(b)	285,242	1,604,545
Indian Hotels Co. Ltd. (The)	772,705	3,635,502
Indian Oil Corp. Ltd.	2,600,917	2,827,722
Indian Railway Catering & Tourism Corp. Ltd.	231,804	1,817,139
Indraprastha Gas Ltd.	289,423	1,679,092
Info Edge India Ltd.	66,587	3,272,502
Infosys Ltd.	2,970,102	47,215,799
InterGlobe Aviation Ltd.(a)(b)	114,239	3,274,921
ITC Ltd.	2,673,065	14,377,955
Jindal Steel & Power Ltd.	335,997	2,098,978
JSW Steel Ltd.	560,180	4,710,720
Jubilant Foodworks Ltd.	374,784	2,185,517
Kotak Mahindra Bank Ltd.	951,991	23,125,600
Larsen & Toubro Infotech Ltd.(b)	80,483	4,849,896
Larsen & Toubro Ltd.	618,820	16,469,661
Lupin Ltd.	185,397	1,800,593
Mahindra & Mahindra Ltd.	825,466	13,143,967
Marico Ltd.	475,590	3,118,682
Maruti Suzuki India Ltd.	119,942	13,566,657
Max Healthcare Institute Ltd.(a)	647,022	4,297,088
Mphasis Ltd.	70,431	1,653,957
MRF Ltd.	1,651	1,938,206
Muthoot Finance Ltd.	108,176	1,457,124
Nestle India Ltd.	30,378	7,953,978
NTPC Ltd.	3,801,681	7,972,682
Oil & Natural Gas Corp. Ltd.	2,751,105	5,144,573
Page Industries Ltd.	5,509	2,579,596
Petronet LNG Ltd.	695,888	1,897,083
PI Industries Ltd.	71,387	3,119,158
Pidilite Industries Ltd.	141,706	4,462,834
Power Grid Corp. of India Ltd.	3,015,628	8,516,311
Reliance Industries Ltd.	2,726,580	81,292,592
Samvardhana Motherson International Ltd.	2,062,699	1,967,923
SBI Cards & Payment Services Ltd.	238,751	2,643,622
SBI Life Insurance Co. Ltd.(b)	415,468	6,193,233
Security	Shares	Value

India (continued)
Shree Cement Ltd.	8,542	$2,595,662
Shriram Transport Finance Co. Ltd.	211,372	3,572,027
Siemens Ltd.	76,325	3,271,948
Sona Blw Precision Forgings Ltd.(b)	234,015	1,531,825
SRF Ltd.	134,341	4,085,772
State Bank of India	1,625,005	11,364,013
Sun Pharmaceutical Industries Ltd.	862,564	10,170,315
Tata Consultancy Services Ltd.	818,762	32,504,045
Tata Consumer Products Ltd.	516,529	4,982,728
Tata Elxsi Ltd.	31,104	2,785,596
Tata Motors Ltd.(a)	1,497,680	9,511,627
Tata Power Co. Ltd. (The)	1,311,289	3,378,354
Tata Steel Ltd.	6,562,799	8,386,373
Tech Mahindra Ltd.	486,538	6,547,199
Titan Co. Ltd.	319,755	10,900,689
Torrent Pharmaceuticals Ltd.	93,521	2,072,846
Trent Ltd.	166,921	3,145,180
Tube Investments of India Ltd.	100,654	3,480,284
TVS Motor Co. Ltd.	209,277	3,291,177
UltraTech Cement Ltd.	100,066	9,502,678
United Spirits Ltd.(a)	276,377	2,947,082
UPL Ltd.	449,276	3,715,428
Varun Beverages Ltd.	211,506	4,326,828
Vedanta Ltd.	690,226	2,318,416
Wipro Ltd.	1,237,766	6,042,379
Yes Bank Ltd.(a)	11,284,175	2,207,061
Zomato Ltd.(a)	3,536,501	2,946,134
		834,345,229
Indonesia — 3.0%
Adaro Energy Indonesia Tbk PT	12,734,700	1,730,515
Aneka Tambang Tbk	8,110,100	1,024,440
Astra International Tbk PT	18,121,900	7,785,560
Bank Central Asia Tbk PT	49,488,000	29,862,411
Bank Mandiri Persero Tbk PT	33,473,100	11,295,233
Bank Negara Indonesia Persero Tbk PT	6,792,100	4,097,104
Bank Rakyat Indonesia Persero Tbk PT	61,108,871	22,707,327
Barito Pacific Tbk PT	27,381,476	1,387,619
Charoen Pokphand Indonesia Tbk PT	6,841,200	2,259,161
GoTo Gojek Tokopedia Tbk PT(a)	715,458,100	7,004,127
Indah Kiat Pulp & Paper Tbk PT	2,449,600	1,126,493
Indofood CBP Sukses Makmur Tbk PT	2,139,200	1,668,898
Indofood Sukses Makmur Tbk PT	3,753,100	1,777,254
Kalbe Farma Tbk PT	19,418,000	2,629,808
Merdeka Copper Gold Tbk PT(a)	10,735,759	2,146,992
Sarana Menara Nusantara Tbk PT	20,264,200	1,337,804
Semen Indonesia Persero Tbk PT	3,120,423	1,206,115
Sumber Alfaria Trijaya Tbk PT	14,966,100	2,634,710
Telkom Indonesia Persero Tbk PT	44,139,000	11,916,889
Unilever Indonesia Tbk PT	7,060,600	2,133,028
United Tractors Tbk PT	1,342,100	1,992,705
Vale Indonesia Tbk PT	2,234,800	938,159
		120,662,352
Kuwait — 1.2%
Agility Public Warehousing Co. KSC	1,340,214	2,658,722
Boubyan Bank KSCP	1,237,898	2,412,603
Gulf Bank KSCP	1,513,114	1,258,628
Kuwait Finance House KSCP	7,305,618	16,779,737
Mabanee Co. KPSC	606,503	1,460,362
Mobile Telecommunications Co. KSCP	1,786,156	3,018,264

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait (continued)
National Bank of Kuwait SAKP	6,778,671	$20,269,824
		47,858,140
Malaysia — 2.0%
AMMB Holdings Bhd	1,583,200	1,248,001
Axiata Group Bhd	2,643,500	1,591,012
CIMB Group Holdings Bhd	5,769,400	6,022,525
Dialog Group Bhd	3,365,500	1,573,698
DiGi.Com Bhd	3,097,600	2,999,854
Gamuda Bhd	1,701,300	1,636,670
Genting Bhd	1,970,500	1,791,638
Genting Malaysia Bhd	2,782,500	1,512,337
HAP Seng Consolidated Bhd	44,100	34,590
Hong Leong Bank Bhd	592,700	2,486,547
Hong Leong Financial Group Bhd	189,700	711,863
IHH Healthcare Bhd	1,669,900	2,087,457
Inari Amertron Bhd	2,593,600	1,413,831
IOI Corp. Bhd	2,415,000	1,928,439
Kuala Lumpur Kepong Bhd	383,300	1,733,111
Malayan Banking Bhd	4,632,600	8,679,659
Malaysia Airports Holdings Bhd	624,344	934,480
Maxis Bhd	2,291,800	2,040,486
MISC Bhd	1,272,800	2,011,537
MR DIY Group M Bhd(b)	2,558,850	869,976
Nestle Malaysia Bhd	55,400	1,608,406
Petronas Chemicals Group Bhd	2,371,800	3,366,780
Petronas Dagangan Bhd	255,500	1,169,139
Petronas Gas Bhd	782,800	2,839,144
PPB Group Bhd	594,140	2,093,103
Press Metal Aluminium Holdings Bhd	3,445,000	3,436,872
Public Bank Bhd	12,955,500	10,690,989
QL Resources Bhd	972,100	1,168,921
RHB Bank Bhd	1,308,300	1,516,301
Sime Darby Bhd	2,352,300	1,053,981
Sime Darby Plantation Bhd	1,944,500	1,774,111
Telekom Malaysia Bhd	1,164,700	1,285,418
Tenaga Nasional Bhd	2,358,400	4,857,646
Top Glove Corp. Bhd(a)	4,488,800	1,107,065
		81,275,587
Mexico — 3.9%
Alfa SAB de CV, Class A	2,799,600	1,714,041
America Movil SAB de CV, Series B, NVS	27,904,592	29,783,408
Arca Continental SAB de CV	432,800	4,375,466
Banco del Bajio SA(b)	722,700	2,263,825
Cemex SAB de CV, NVS(a)	13,585,200	8,171,549
Coca-Cola Femsa SAB de CV	469,800	3,858,739
Fibra Uno Administracion SA de CV	2,631,200	3,819,844
Fomento Economico Mexicano SAB de CV	1,745,700	17,578,387
Gruma SAB de CV, Class B	170,125	2,614,822
Grupo Aeroportuario del Pacifico SAB de CV, Class B	332,100	5,875,818
Grupo Aeroportuario del Sureste SAB de CV, Class B	176,195	4,934,934
Grupo Bimbo SAB de CV, Series A	1,212,500	6,481,655
Grupo Carso SAB de CV, Series A1(c)	460,700	2,740,656
Grupo Financiero Banorte SAB de CV, Class O	2,334,800	18,715,094
Grupo Financiero Inbursa SAB de CV, Class O(a)(c)	1,979,700	4,397,219
Grupo Mexico SAB de CV, Series B	2,797,400	12,415,845
Grupo Televisa SAB, CPO	2,194,300	2,101,387
Industrias Penoles SAB de CV(a)(c)	165,600	2,534,039
Kimberly-Clark de Mexico SAB de CV, Class A	1,359,100	2,764,453
Security	Shares	Value

Mexico (continued)
Operadora De Sites Mexicanos SAB de CV, Class A-1(c)	1,289,500	$1,137,215
Orbia Advance Corp. SAB de CV	955,400	1,983,283
Promotora y Operadora de Infraestructura SAB de CV	190,350	1,837,966
Wal-Mart de Mexico SAB de CV	4,670,700	17,749,135
		159,848,780
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	194,839	1,326,854
Credicorp Ltd.	60,441	7,824,087
Southern Copper Corp.	75,779	5,059,764
		14,210,705
Philippines — 1.0%
Aboitiz Equity Ventures Inc.	1,657,830	1,606,395
ACEN Corp.(a)	344,115	35,893
Ayala Corp.	239,630	2,814,753
Ayala Land Inc.	6,132,900	2,870,323
Bank of the Philippine Islands	1,839,499	3,273,709
BDO Unibank Inc.	2,164,852	5,245,450
International Container Terminal Services Inc.	922,900	3,204,777
JG Summit Holdings Inc.	2,621,880	2,240,735
Jollibee Foods Corp.	399,480	1,675,727
Manila Electric Co.	229,820	1,336,956
Metropolitan Bank & Trust Co.	1,797,527	1,844,417
PLDT Inc.	69,050	1,473,232
SM Investments Corp.	217,465	3,596,181
SM Prime Holdings Inc.	9,388,100	5,463,902
Universal Robina Corp.	833,290	2,083,218
		38,765,668
Poland — 1.1%
Allegro.eu SA (a)(b)	369,133	3,102,344
Bank Polska Kasa Opieki SA	166,321	3,786,096
CD Projekt SA	60,566	1,734,950
Cyfrowy Polsat SA	228,601	834,604
Dino Polska SA(a)(b)	44,039	4,331,313
KGHM Polska Miedz SA	123,339	3,057,987
LPP SA	971	2,756,733
mBank SA(a)	13,798	1,150,887
Pepco Group NV(a)	144,019	1,363,103
PGE Polska Grupa Energetyczna SA(a)	835,059	1,324,574
Polski Koncern Naftowy ORLEN SA	524,774	7,471,893
Powszechna Kasa Oszczednosci Bank Polski SA	791,895	6,010,097
Powszechny Zaklad Ubezpieczen SA	542,905	4,950,329
Santander Bank Polska SA	33,739	2,688,747
		44,563,657
Qatar — 1.3%
Barwa Real Estate Co.	1,948,491	1,371,302
Commercial Bank PSQC (The)	2,940,136	4,520,862
Dukhan Bank	1,179,147	1,267,187
Industries Qatar QSC	1,398,687	4,599,837
Masraf Al Rayan QSC	5,064,809	3,542,082
Mesaieed Petrochemical Holding Co.	4,140,672	2,236,052
Ooredoo QPSC	744,973	2,169,685
Qatar Electricity & Water Co. QSC	423,378	1,987,308
Qatar Fuel QSC	260,481	1,133,200
Qatar Gas Transport Co. Ltd.	2,269,240	2,460,102
Qatar International Islamic Bank QSC	890,732	2,439,636
Qatar Islamic Bank SAQ	1,513,523	7,274,451

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar National Bank QPSC	4,154,881	$18,247,436
		53,249,140
Russia — 0.0%
Alrosa PJSC(a)(d)	1,271,273	156
Gazprom PJSC(d)	5,613,440	688
Inter RAO UES PJSC(d)	19,580,300	2,401
LUKOIL PJSC(d)	197,285	24
Magnit PJSC(a)(d)	26,665	3
Magnit PJSC, GDR(d)	1	—
MMC Norilsk Nickel PJSC(d)	29,789	4
Mobile TeleSystems PJSC(d)	418,880	51
Moscow Exchange MICEX-RTS PJSC(a)(d)	631,870	78
Novatek PJSC(d)	433,150	53
Novolipetsk Steel PJSC(a)(d)	785,210	96
Ozon Holdings PLC, ADR(a)(d)	534	—
PhosAgro PJSC(d)	22,411	3
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(d)	433	4
Polymetal International PLC(a)(d)	137,561	17
Polyus PJSC(a)(d)	13,397	2
Rosneft Oil Co. PJSC(d)	532,936	65
Sberbank of Russia PJSC(d)	4,933,827	605
Severstal PAO(a)(d)	109,143	14
Surgutneftegas PJSC(d)	3,671,000	450
Tatneft PJSC(d)	685,605	84
TCS Group Holding PLC, GDR(a)(d)(e)	58,085	7
United Co. RUSAL International PJSC(a)(d)	1,500,930	184
VK Co. Ltd.(a)(d)	873	—
VTB Bank PJSC(a)(d)	1,160,968,000	143
X5 Retail Group NV, GDR(a)(d)	67,732	8
Yandex NV, Class A(a)(d)	149,219	18
		5,158
Saudi Arabia — 6.0%
ACWA Power Co.	73,666	2,929,324
Advanced Petrochemical Co.	115,032	1,338,140
Al Rajhi Bank	1,755,834	33,079,284
Alinma Bank	889,916	7,740,964
Almarai Co. JSC	229,760	3,352,892
Arab National Bank	579,936	3,932,045
Arabian Internet & Communications Services Co.	21,553	1,688,543
Bank AlBilad	448,620	4,449,219
Bank Al-Jazira	372,219	1,740,497
Banque Saudi Fransi	538,308	5,711,869
Bupa Arabia for Cooperative Insurance Co.	70,422	3,154,233
Dallah Healthcare Co.	32,906	1,427,357
Dar Al Arkan Real Estate Development Co.(a)	496,921	2,041,274
Dr Sulaiman Al Habib Medical Services Group Co.	80,705	5,746,366
Elm Co.	22,097	2,643,151
Emaar Economic City(a)	320,076	841,156
Etihad Etisalat Co.	347,284	3,980,600
Jarir Marketing Co.	541,040	2,538,348
Mobile Telecommunications Co.(a)	387,197	1,422,758
Mouwasat Medical Services Co.	45,630	2,736,521
Nahdi Medical Co.	37,113	1,683,684
National Industrialization Co.(a)	296,487	1,159,552
Rabigh Refining & Petrochemical Co.(a)	415,657	1,218,380
Riyad Bank	1,297,032	11,322,188
SABIC Agri-Nutrients Co.	203,360	6,767,665
Sahara International Petrochemical Co.	323,123	3,060,785
Saudi Arabian Mining Co.(a)	772,187	12,783,245
Security	Shares	Value

Saudi Arabia (continued)
Saudi Arabian Oil Co.(b)	2,393,136	$20,087,363
Saudi Aramco Base Oil Co.	39,311	1,404,414
Saudi Basic Industries Corp.	805,245	18,920,781
Saudi British Bank (The)	877,112	8,647,766
Saudi Electricity Co.	749,050	4,309,117
Saudi Industrial Investment Group	344,918	2,263,561
Saudi Investment Bank (The)	456,716	2,050,149
Saudi Kayan Petrochemical Co.(a)	664,212	2,260,414
Saudi National Bank (The)	2,641,128	25,975,829
Saudi Research & Media Group(a)	33,489	1,678,300
Saudi Tadawul Group Holding Co.	44,186	1,886,593
Saudi Telecom Co.	1,747,566	20,156,000
Savola Group (The)	243,654	2,332,102
Yanbu National Petrochemical Co.	238,311	2,694,473
		245,156,902
South Africa — 4.3%
Absa Group Ltd.	760,991	5,954,355
African Rainbow Minerals Ltd.	105,406	1,102,503
Anglo American Platinum Ltd.	56,945	3,275,843
AngloGold Ashanti Ltd.	378,170	9,206,648
Aspen Pharmacare Holdings Ltd.	347,764	3,024,982
Bid Corp. Ltd.	304,603	6,488,054
Bidvest Group Ltd. (The)	260,656	3,143,668
Capitec Bank Holdings Ltd.	78,217	5,354,951
Clicks Group Ltd.	220,260	2,619,384
Discovery Ltd.(a)	460,120	3,090,140
Exxaro Resources Ltd.	221,980	1,803,195
FirstRand Ltd.	4,488,196	13,763,606
Foschini Group Ltd. (The)	305,298	1,298,142
Gold Fields Ltd.	797,063	12,084,649
Growthpoint Properties Ltd.	2,869,462	1,701,123
Harmony Gold Mining Co. Ltd.	507,729	2,402,234
Impala Platinum Holdings Ltd.	774,875	6,221,485
Kumba Iron Ore Ltd.	59,701	1,312,627
Mr. Price Group Ltd.	224,201	1,410,668
MTN Group Ltd.	1,514,203	9,366,077
MultiChoice Group	283,871	1,411,959
Naspers Ltd., Class N	175,784	26,517,611
Nedbank Group Ltd.	413,161	4,361,723
NEPI Rockcastle NV	420,739	2,403,400
Northam Platinum Holdings Ltd.(a)	307,352	2,530,048
Old Mutual Ltd.	4,559,103	2,466,973
OUTsurance Group Ltd., NVS	798,411	1,281,507
Pepkor Holdings Ltd.(b)	1,776,012	1,270,848
Reinet Investments SCA	123,787	2,448,275
Remgro Ltd.	488,267	3,249,212
Sanlam Ltd.	1,628,483	4,286,188
Sasol Ltd.	513,148	6,000,216
Shoprite Holdings Ltd.	444,262	4,404,896
Sibanye Stillwater Ltd.	2,568,720	4,538,605
Standard Bank Group Ltd.	1,202,983	9,250,317
Vodacom Group Ltd.	557,606	3,121,038
Woolworths Holdings Ltd	857,761	2,591,026
		176,758,176
South Korea — 17.0%
Amorepacific Corp.(c)	26,002	2,045,786
BGF retail Co. Ltd.	7,121	1,022,633
Celltrion Healthcare Co. Ltd.	94,235	5,246,007
Celltrion Inc.	97,387	12,549,194
Celltrion Pharm Inc.(a)(c)	17,247	1,105,713

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
CJ CheilJedang Corp.(c)	7,717	$1,801,227
CJ Corp.	14,165	944,919
CosmoAM&T Co. Ltd.(a)	7,371	992,426
Coway Co. Ltd.	48,933	1,774,977
DB Insurance Co. Ltd.	42,395	2,366,425
Doosan Bobcat Inc.	46,900	1,886,648
Doosan Enerbility Co. Ltd.(a)	395,149	4,776,783
Ecopro BM Co. Ltd.(c)	43,871	8,195,703
E-MART Inc.	18,332	1,164,079
F&F Co. Ltd./New	15,516	1,510,961
GS Holdings Corp.	43,813	1,271,140
Hana Financial Group Inc.	267,035	8,330,134
Hankook Tire & Technology Co. Ltd.	68,262	1,772,584
Hanmi Pharm Co. Ltd.	6,311	1,388,695
Hanon Systems	166,543	1,176,268
Hanwha Aerospace Co. Ltd.	30,073	2,404,027
Hanwha Solutions Corp.(a)	92,117	3,100,726
HD Hyundai Co. Ltd.	40,087	1,725,234
HD Hyundai Heavy Industries Co. Ltd.(a)	19,059	1,665,828
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	39,360	2,853,622
HLB Inc.(a)	99,497	2,773,955
HMM Co. Ltd.	221,782	2,962,357
Hotel Shilla Co. Ltd.	28,946	1,683,586
HYBE Co. Ltd.(a)	17,053	3,514,588
Hyundai Engineering & Construction Co. Ltd.	71,430	2,058,059
Hyundai Glovis Co. Ltd.	15,628	1,988,243
Hyundai Mipo Dockyard Co. Ltd.(a)	21,888	1,228,409
Hyundai Mobis Co. Ltd.	55,232	9,271,864
Hyundai Motor Co.	123,680	18,610,902
Hyundai Steel Co.	76,304	1,873,475
Industrial Bank of Korea	235,557	1,810,994
Kakao Corp.	279,645	11,832,394
Kakao Games Corp.(a)	35,988	1,052,134
Kakao Pay Corp.(a)	24,999	1,130,307
KakaoBank Corp.(c)	145,909	2,877,822
Kangwon Land Inc.(c)	88,169	1,210,242
KB Financial Group Inc.	348,387	12,563,219
Kia Corp.	236,644	15,288,543
Korea Aerospace Industries Ltd.	67,435	2,615,239
Korea Electric Power Corp.(a)	233,257	3,355,463
Korea Investment Holdings Co. Ltd.	37,509	1,565,271
Korea Zinc Co. Ltd.	7,094	2,567,737
Korean Air Lines Co. Ltd.	165,145	2,745,535
Krafton Inc.(a)	26,441	3,764,655
KT Corp.	46,947	1,116,146
KT&G Corp.	91,822	5,783,552
Kumho Petrochemical Co. Ltd.	16,400	1,566,778
L&F Co. Ltd.	22,391	4,534,189
LG Chem Ltd.	44,447	23,164,394
LG Corp.	84,774	5,497,989
LG Display Co. Ltd.(a)	208,274	2,467,466
LG Electronics Inc.	95,510	8,825,920
LG Energy Solution(a)	31,480	14,185,758
LG H&H Co. Ltd.	8,349	3,310,761
LG Innotek Co. Ltd.	12,804	2,956,365
LG Uplus Corp.	191,211	1,618,970
Lotte Chemical Corp.	19,041	2,388,704
Lotte Energy Materials Corp.	21,798	939,693
Meritz Financial Group Inc.	93,892	3,183,499
Security	Shares	Value

South Korea (continued)
Mirae Asset Securities Co. Ltd.	238,750	$1,312,000
NAVER Corp.	117,403	17,623,274
NCSoft Corp.	12,920	3,123,244
Netmarble Corp.(a)(b)	19,045	802,688
NH Investment & Securities Co. Ltd.	130,774	984,002
Orion Corp./Republic of Korea	21,791	2,120,401
Pan Ocean Co. Ltd.	251,539	892,701
Pearl Abyss Corp.(a)	26,685	1,002,723
POSCO Future M Co. Ltd.	27,505	7,244,219
POSCO Holdings Inc.	64,056	17,357,121
Posco International Corp.	43,471	985,856
Samsung Biologics Co. Ltd.(a)(b)	16,090	9,494,817
Samsung C&T Corp.	74,912	6,239,922
Samsung Electro-Mechanics Co. Ltd.	49,905	5,538,624
Samsung Electronics Co. Ltd.	4,272,720	229,233,406
Samsung Engineering Co. Ltd.(a)	142,199	3,030,240
Samsung Fire & Marine Insurance Co. Ltd.	27,760	4,715,033
Samsung Heavy Industries Co. Ltd.(a)	573,559	2,644,438
Samsung Life Insurance Co. Ltd.	73,262	3,659,690
Samsung SDI Co. Ltd.	49,229	26,593,479
Samsung SDS Co. Ltd.	32,480	3,040,704
Samsung Securities Co. Ltd.	55,352	1,531,933
Shinhan Financial Group Co. Ltd.	386,663	10,187,557
SK Biopharmaceuticals Co. Ltd.(a)	26,908	1,489,625
SK Bioscience Co. Ltd.(a)	23,218	1,442,681
SK Hynix Inc.	488,446	39,834,424
SK IE Technology Co. Ltd.(a)(b)	21,183	1,412,557
SK Inc.	32,634	4,125,376
SK Innovation Co. Ltd.(a)	49,886	7,100,616
SK Square Co. Ltd.(a)	88,684	3,084,418
SKC Co. Ltd.(c)	16,994	1,214,454
S-Oil Corp.	39,812	2,163,594
Woori Financial Group Inc.	493,561	4,450,316
Yuhan Corp.	45,304	2,025,331
		692,658,380
Taiwan — 22.6%
Accton Technology Corp.	435,000	4,987,615
Acer Inc.	2,593,000	2,598,977
Advantech Co. Ltd.	360,299	4,762,100
Airtac International Group	120,439	3,882,352
ASE Technology Holding Co. Ltd.	2,755,000	9,955,332
Asia Cement Corp.	2,053,000	2,933,758
Asustek Computer Inc.	627,000	6,215,581
AUO Corp.	5,946,800	3,401,564
Catcher Technology Co. Ltd.	529,000	3,188,916
Cathay Financial Holding Co. Ltd.	8,227,379	11,836,239
Chailease Holding Co. Ltd.	1,352,035	8,896,853
Chang Hwa Commercial Bank Ltd.	5,032,153	2,945,175
Cheng Shin Rubber Industry Co. Ltd.	1,648,000	2,087,767
China Airlines Ltd.	2,539,000	1,829,464
China Development Financial Holding Corp.	14,148,920	5,833,103
China Steel Corp.	10,542,000	9,941,081
Chunghwa Telecom Co. Ltd.	3,413,000	14,000,968
Compal Electronics Inc.	3,835,000	3,470,961
CTBC Financial Holding Co. Ltd.	15,943,000	12,587,898
Delta Electronics Inc.	1,747,000	17,939,870
E Ink Holdings Inc.	760,000	5,109,118
E.Sun Financial Holding Co. Ltd.	12,162,851	10,238,216
Eclat Textile Co. Ltd.	158,000	2,402,118
eMemory Technology Inc.	56,000	3,338,721

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Eva Airways Corp.	2,242,000	$2,469,527
Evergreen Marine Corp. Taiwan Ltd.	894,400	4,438,721
Far Eastern New Century Corp.	2,792,000	2,931,196
Far EasTone Telecommunications Co. Ltd.	1,400,000	3,495,802
Feng TAY Enterprise Co. Ltd.	382,000	2,367,652
First Financial Holding Co. Ltd.	9,695,466	8,859,121
Formosa Chemicals & Fibre Corp.	3,114,000	6,926,881
Formosa Petrochemical Corp.	1,019,000	2,856,384
Formosa Plastics Corp.	3,421,000	10,470,458
Fubon Financial Holding Co. Ltd.	6,672,441	13,176,851
Giant Manufacturing Co. Ltd.	261,620	1,748,912
Global Unichip Corp.	76,000	3,697,665
Globalwafers Co. Ltd.	185,000	3,024,918
Hon Hai Precision Industry Co. Ltd.	11,157,200	38,601,433
Hotai Motor Co. Ltd.	266,600	6,971,139
Hua Nan Financial Holdings Co. Ltd.	8,252,078	5,968,241
Innolux Corp.	8,445,045	3,814,225
Inventec Corp.	2,248,000	2,694,321
Largan Precision Co. Ltd.	89,000	6,540,762
Lite-On Technology Corp.	1,870,000	5,410,395
MediaTek Inc.	1,354,000	33,272,645
Mega Financial Holding Co. Ltd.	10,086,825	11,734,002
Micro-Star International Co. Ltd.	566,000	3,052,754
momo.com Inc.	65,200	1,478,127
Nan Ya Plastics Corp.	4,288,000	10,836,786
Nan Ya Printed Circuit Board Corp.	193,000	1,894,375
Nanya Technology Corp.	1,080,000	2,574,046
Nien Made Enterprise Co. Ltd.	145,000	1,660,062
Novatek Microelectronics Corp.	503,000	6,944,572
Parade Technologies Ltd.	67,000	2,216,129
Pegatron Corp.	1,770,000	4,334,167
PharmaEssentia Corp.(a)	209,000	2,377,678
Pou Chen Corp.	1,858,000	1,911,226
Powerchip Semiconductor Manufacturing Corp.	2,620,000	2,623,872
President Chain Store Corp.	481,000	4,373,279
Quanta Computer Inc.	2,411,000	9,117,234
Realtek Semiconductor Corp.	402,000	4,982,065
Ruentex Development Co. Ltd.	1,508,600	1,710,700
Shanghai Commercial & Savings Bank Ltd. (The)	3,598,678	5,286,513
Shin Kong Financial Holding Co. Ltd.	12,713,897	3,561,710
Silergy Corp.	281,000	3,633,164
SinoPac Financial Holdings Co. Ltd.	9,547,276	5,370,639
Synnex Technology International Corp.	1,128,000	2,343,588
Taishin Financial Holding Co. Ltd.	9,953,981	5,938,554
Taiwan Business Bank	5,795,000	2,655,772
Taiwan Cement Corp.	5,448,671	6,714,527
Taiwan Cooperative Financial Holding Co. Ltd.	8,997,535	8,178,760
Taiwan High Speed Rail Corp.	1,747,000	1,848,576
Taiwan Mobile Co. Ltd.	1,493,000	5,027,018
Taiwan Semiconductor Manufacturing Co. Ltd.	22,032,000	398,731,430
Unimicron Technology Corp.	1,210,000	7,077,601
Uni-President Enterprises Corp.	4,348,000	10,504,918
United Microelectronics Corp.	10,131,000	16,957,101
Vanguard International Semiconductor Corp.	818,000	2,464,269
Voltronic Power Technology Corp.	55,000	3,461,080
Walsin Lihwa Corp.	2,311,473	3,464,265
Wan Hai Lines Ltd.	590,015	1,109,875
Win Semiconductors Corp.	292,000	1,513,922
Winbond Electronics Corp.	2,655,000	2,294,391
Wistron Corp.	2,211,000	4,799,404
Security	Shares	Value

Taiwan (continued)
Wiwynn Corp.	77,000	$2,894,875
WPG Holdings Ltd.	1,398,520	2,417,490
Yageo Corp.	280,858	4,627,917
Yang Ming Marine Transport Corp.	1,526,000	3,011,207
Yuanta Financial Holding Co. Ltd.	9,255,229	7,174,256
Zhen Ding Technology Holding Ltd.	558,000	2,100,503
		923,105,395
Thailand — 2.9%
Advanced Info Service PCL, NVDR	1,045,700	6,339,445
Airports of Thailand PCL, NVDR(a)	3,757,200	7,635,291
Asset World Corp. PCL, NVDR	7,720,400	1,090,717
B Grimm Power PCL, NVDR	869,800	935,241
Bangkok Dusit Medical Services PCL, NVDR	9,520,200	7,718,215
Bangkok Expressway & Metro PCL, NVDR	6,899,100	1,596,054
Banpu PCL, NVDR(c)	6,530,300	1,546,704
Berli Jucker PCL, NVDR	1,033,000	1,075,013
BTS Group Holdings PCL, NVDR	7,171,800	1,462,899
Bumrungrad Hospital PCL, NVDR	540,200	3,458,694
Carabao Group PCL, NVDR(c)	264,500	504,502
Central Pattana PCL, NVDR	1,803,500	3,494,691
Central Retail Corp. PCL, NVDR	1,729,000	2,085,401
Charoen Pokphand Foods PCL, NVDR(c)	3,467,000	2,001,178
CP ALL PCL, NVDR	5,232,700	9,581,279
Delta Electronics Thailand PCL, NVDR(c)	2,783,300	7,909,766
Electricity Generating PCL, NVDR	212,500	881,990
Energy Absolute PCL, NVDR	1,495,000	2,789,073
Global Power Synergy PCL, NVDR(c)	630,900	1,059,564
Gulf Energy Development PCL, NVDR(c)	2,641,600	3,695,721
Home Product Center PCL, NVDR	5,462,500	2,164,502
Indorama Ventures PCL, NVDR	1,633,800	1,489,783
Intouch Holdings PCL, NVDR	846,750	1,817,378
Kasikornbank PCL, NVDR	540,100	2,008,961
Krung Thai Bank PCL, NVDR	3,189,100	1,740,118
Krungthai Card PCL, NVDR	805,300	1,179,197
Land & Houses PCL, NVDR	7,138,100	1,742,438
Minor International PCL, NVDR(c)	2,982,000	2,889,466
Muangthai Capital PCL, NVDR	601,300	711,537
Osotspa PCL, NVDR	1,300,500	1,083,240
PTT Exploration & Production PCL, NVDR	1,238,300	4,958,410
PTT Global Chemical PCL, NVDR	2,084,900	2,109,714
PTT Oil & Retail Business PCL, NVDR	2,676,700	1,537,727
PTT Public Company Ltd., NVDR	9,016,900	7,767,616
Ratch Group PCL, NVDR	1,054,600	1,097,819
SCB X PCL, NVDR	730,400	2,170,596
SCG Packaging PCL, NVDR	1,176,000	1,324,987
Siam Cement PCL (The), NVDR	701,500	6,424,842
Siam Makro PCL, NVDR	1,587,100	1,846,053
Srisawad Corp. PCL, NVDR	640,000	1,023,714
Thai Oil PCL, NVDR	1,187,200	1,473,345
True Corp. PCL, NVDR	9,502,082	1,870,381
		117,293,262
Turkey — 0.8%
Akbank TAS	2,883,749	2,199,860
Aselsan Elektronik Sanayi Ve Ticaret AS	640,535	1,468,906
BIM Birlesik Magazalar AS	405,014	2,756,174
Eregli Demir ve Celik Fabrikalari TAS(a)	1,252,491	1,996,440
Ford Otomotiv Sanayi AS	63,287	1,748,576
Haci Omer Sabanci Holding AS	950,518	1,768,156
Hektas Ticaret TAS(a)	1,011,976	1,365,865
KOC Holding AS	680,055	2,581,422

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Koza Altin Isletmeleri AS	892,208	$991,974
Pegasus Hava Tasimaciligi AS(a)(c)	41,039	907,097
Sasa Polyester Sanayi AS(a)	919,906	2,407,383
Tofas Turk Otomobil Fabrikasi AS	89,056	921,180
Turk Hava Yollari AO(a)	497,738	3,447,788
Turkcell Iletisim Hizmetleri AS	1,067,210	1,724,046
Turkiye Is Bankasi AS, Class C	3,276,750	1,766,877
Turkiye Petrol Rafinerileri AS	867,463	2,799,921
Turkiye Sise ve Cam Fabrikalari AS	1,276,218	2,486,068
Yapi ve Kredi Bankasi AS	2,630,843	1,295,857
		34,633,590
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC	2,660,096	5,786,675
Abu Dhabi Islamic Bank PJSC	1,294,187	3,523,563
Abu Dhabi National Oil Co. for Distribution PJSC	2,828,424	3,188,085
Aldar Properties PJSC	3,517,001	4,876,027
Dubai Islamic Bank PJSC	2,623,690	3,756,119
Emaar Properties PJSC	5,880,501	9,831,256
Emirates NBD Bank PJSC	1,720,543	6,387,652
Emirates Telecommunications Group Co. PJSC	3,118,113	19,574,933
First Abu Dhabi Bank PJSC	3,966,119	13,706,055
Multiply Group(a)	3,438,247	3,094,997
Q Holding PJSC(a)	678,632	421,446
		74,146,808

Total Common Stocks — 96.6%
(Cost: $4,211,247,009)		3,948,558,752

Preferred Stocks

Brazil — 1.9%
Banco Bradesco SA, Preference Shares, NVS	4,774,135	14,595,398
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	242,581	1,883,920
Cia. Energetica de Minas Gerais, Preference Shares, NVS	1,248,023	2,878,180
Gerdau SA, Preference Shares, NVS	1,022,324	4,830,210
Itau Unibanco Holding SA, Preference Shares, NVS	4,335,237	22,499,515
Itausa SA, Preference Shares, NVS	4,565,662	7,901,467
Petroleo Brasileiro SA, Preference Shares, NVS	4,234,537	21,801,610
		76,390,300
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	127,293	8,203,276
Security	Shares	Value

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	408,790	$2,384,762

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	3,036,700	372

South Korea — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	19,842	1,573,991
Series 2, Preference Shares, NVS	33,062	2,626,216
LG Chem Ltd., Preference Shares, NVS	6,354	1,727,161
Samsung Electronics Co. Ltd., Preference Shares, NVS	736,790	32,452,072
		38,379,440

Total Preferred Stocks — 3.1%
(Cost: $133,442,507)		125,358,150

Total Long-Term Investments — 99.7%
(Cost: $4,344,689,516)		4,073,916,902

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(f)(g)(h)	23,408,643	23,413,325

Total Short-Term Securities — 0.6%
(Cost: $23,415,274)		23,413,325

Total Investments — 100.3%
(Cost: $4,368,104,790)		4,097,330,227

Liabilities in Excess of Other Assets — (0.3)%		(11,192,546)

Net Assets — 100.0%		$4,086,137,681

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

												Capital
												Gain
							Change in					Distributions
							Unrealized		Shares			from
	Value at	Purchases		Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/22	at Cost		from Sale		Gain (Loss)	(Depreciation)	05/31/23	05/31/23	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,624,717	$6,785,036	(a)	$—		$11,281	$(7,709)	$23,413,325	23,408,643	$289,411	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	4,900,000	—		(4,900,000	)(a)	—	—	—	—	101,680		17
						$11,281	$(7,709)	$23,413,325		$391,091		$17

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	217	06/16/23	$10,381	$(279,758)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$524,038,344	$3,424,515,250	$5,158	$3,948,558,752
Preferred Stocks	86,978,338	38,379,440	372	125,358,150
Short-Term Securities
Money Market Funds	23,413,325	—	—	23,413,325
	$634,430,007	$3,462,894,690	$5,530	$4,097,330,227

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(279,758)	$—	$—	$(279,758)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company